Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income Tax Expense (Benefit)	$ 0	$ 5	$ 10	$ 11	$ 3
Net operating loss carryforwards			29,200
Operating loss carry forward subject to expiration			6,400
Operating loss carry forward indefinitely			$ 22,800
Operating loss carry forward, maximum percentage on taxable income			80.00%
Federal income tax rate ( in percent)			21.00%	21.00%	35.00%